	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
		May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 5.9%			RegionalCare Hospital Partners
			Holdings
Automotive 0.2%			8.25%, 5/1/23 (1)	5	5
Panther BF Aggregator 2					319
6.25%, 5/15/26 (1)	30	31
Tesla			Information Technology 0.5%
5.30%, 8/15/25 (1)	24	19	Refinitiv U.S. Holdings
		50	6.25%, 5/15/26 (1)	15	15
			Solera
Broadcasting 1.1%			10.50%, 3/1/24 (1)	80	86
Clear Channel Worldwide Holdings					101
9.25%, 2/15/24 (1)	80	86
iHeartCommunications			Publishing 0.0%
6.375%, 5/1/26	53	55	Harland Clarke Holdings
iHeartCommunications			8.375%, 8/15/22 (1)	4	3
8.375%, 5/1/27	113	118			3
		259
			Satellites 0.5%
Cable Operators 1.0%			Intelsat Jackson Holdings
CSC Holdings			9.50%, 9/30/22 (1)	85	98
10.875%, 10/15/25 (1)	200	228	Iridium Communications
		228	10.25%, 4/15/23 (1)	22	24
					122
Chemicals 0.7%
Consolidated Energy Finance, FRN,			Services 0.2%
3M USD LIBOR + 3.75%, 6.361%,			ADT Security
6/15/22 (1)	150	149	6.25%, 10/15/21	20	21
		149	Prime Security Services Borrower
			9.25%, 5/15/23 (1)	33	35
Gaming 0.3%					56
Scientific Games International
10.00%, 12/1/22	31	33
VICI Properties 1			Total Corporate Bonds
8.00%, 10/15/23	29	31	(Cost $1,341)		1,351
		64
			BANK LOANS 85.2% (3)
Health Care 1.4%
Avantor			Aerospace & Defense 0.4%
6.00%, 10/1/24 (1)	70	73	Dynasty Acquisition, FRN,
Avantor			3M USD LIBOR + 4.00%, 6.602%,
9.00%, 10/1/25 (1)	85	93	4/6/26	100	100
Bausch Health					100
7.00%, 3/15/24 (1)	55	58

Becton Dickinson & Company, FRN,			IAA Automotive Spinco, 2.4% FRN,
3M USD LIBOR + 1.03%, 3.638%,			3M USD LIBOR + 2.25%, 4.779%,
6/6/22	45	45	5/22/26 (4)	30	30
Eagle Holding II			KAR Auction Services, FRN,
7.75%, 5/15/22 (1)(2)	45	45	3M USD LIBOR + 2.50%, 5.125%,
			3/9/23	68	68
			Navistar, FRN,
			3M USD LIBOR + 3.50%, 5.96%,
			11/6/24	59	59

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Panther BF Aggregator 2, FRN,			Charter Communications Operating,
3M USD LIBOR + 3.50%, 5.929%,			FRN,
4/30/26	215	213	3M USD LIBOR + 2.00%, 4.44%,
Truck Hero, FRN,			4/30/25	156	156
3M USD LIBOR + 8.25%, 10.689%,			CSC Holdings, FRN,
4/21/25	35	34	3M USD LIBOR + 2.25%, 4.69%,
Wand NewCo 3, FRN,			7/17/25	162	159
3M USD LIBOR + 3.50%, 5.967%,			CSC Holdings, FRN,
2/5/26	140	140	3M USD LIBOR + 2.25%, 4.69%,
		544	1/15/26	155	152
			Radiate Holdco, FRN,
Broadcasting 2.4%			3M USD LIBOR + 3.00%, 5.439%,
EW Scripps, FRN,			2/1/24	129	127
3M USD LIBOR + 2.75%, 5.19%,			UnityMedia Finance, FRN,
5/1/26	30	30	3M USD LIBOR + 2.25%, 4.69%,
iHeartCommunications, FRN,			9/30/25	80	80
3M USD LIBOR + 4.00%, 6.579%,			Virgin Media Bristol, FRN,
5/1/26	238	238	3M USD LIBOR + 2.50%, 4.94%,
NEP Group, FRN,			1/15/26	80	79
3M USD LIBOR + 3.25%, 5.689%,			WideOpenWest Finance, FRN,
10/20/25	95	95	3M USD LIBOR + 3.25%, 5.68%,
NEP Group, FRN,			8/18/23	62	60
3M USD LIBOR + 7.00%, 9.439%,					1,055
10/19/26	55	54
Nexstar Broadcasting, FRN,			Chemicals 3.2%
3M USD LIBOR + 2.25%, 4.687%,			ASP Chromaflo Intermediate
1/17/24	45	45	Holdings, FRN,
Townsquare Media, FRN,			3M USD LIBOR + 3.50%, 5.939%,
3M USD LIBOR + 3.00%, 5.439%,			11/20/23 (4)	47	46
4/1/22	39	39	ASP Chromaflo Intermediate
Univision Communications, FRN,			Holdings, FRN,
3M USD LIBOR + 2.75%, 5.189%,			3M USD LIBOR + 8.00%, 10.439%,
3/15/24	46	43	11/18/24	38	37
		544	Consolidated Energy Finance, FRN,
			3M USD LIBOR + 2.50%, 4.94%,
Building Products 0.3%			5/7/25 (4)	59	57
Beacon Roofing Supply, FRN,			Element Solutions, FRN,
3M USD LIBOR + 2.25%, 4.703%,			3M USD LIBOR + 2.25%, 4.689%,
1/2/25	59	59	1/30/26	40	39
		59	Encapsys, FRN,
			3M USD LIBOR + 3.25%, 5.689%,
Cable Operators 4.6%			11/7/24	78	78
Altice Financing, FRN,			Encapsys, FRN,
3M USD LIBOR + 2.75%, 5.19%,			3M USD LIBOR + 7.50%, 10.083%,
7/15/25	149	142	11/7/25 (4)	94	92
Altice France, FRN,			HB Fuller, FRN,
3M USD LIBOR + 2.75%, 5.189%,			3M USD LIBOR + 2.00%, 4.441%,
7/31/25	59	56	10/20/24	79	78
Altice France, FRN,			Messer Industries USA, FRN,
3M USD LIBOR + 4.00%, 6.44%,			3M USD LIBOR + 2.50%, 5.101%,
8/14/26	45	44	3/1/26	55	54

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Natgasoline, FRN,			Reynolds Group Holdings, FRN,
3M USD LIBOR + 3.50%, 6.125%,			3M USD LIBOR + 2.75%, 5.189%,
11/14/25 (4)	40	40	2/5/23	220	218
PQ, FRN,					626
3M USD LIBOR + 2.50%, 5.083%,
2/8/25	131	130	Energy 3.2%
Univar USA, FRN,			BCP Raptor, FRN,
3M USD LIBOR + 2.25%, 4.689%,			3M USD LIBOR + 4.25%, 6.689%,
7/1/24	67	67	6/24/24	178	173
		718	BCP Raptor, FRN,
			3M USD LIBOR + 4.75%, 7.189%,
Consumer Products 1.2%			11/3/25	80	77
ABG Intermediate Holdings 2, FRN,			Brazos Delaware II, FRN,
3M USD LIBOR + 3.50%, 5.939%,			3M USD LIBOR + 4.00%, 6.442%,
9/27/24	81	80	5/21/25	84	80
Anastasia Parent, FRN,			EMG Utica, FRN,
3M USD LIBOR + 3.75%, 6.189%,			3M USD LIBOR + 3.75%, 6.189%,
8/11/25	60	52	3/27/20 (4)	40	40
Equinox Holdings, FRN,			Felix Energy, FRN,
3M USD LIBOR + 3.00%, 5.439%,			3M USD LIBOR + 6.50%, 9.062%,
3/8/24	50	50	8/9/22 Acquisition Date: 8/9/17 -
Kontoor Brands, FRN,			3/1/19, Cost $213 (4)(5)	215	213
3M USD LIBOR + 4.25%, 6.80%,			Lucid Energy Group II, FRN,
5/15/26 (4)	25	25	3M USD LIBOR + 3.00%, 5.43%,
Life Time Fitness, FRN,			2/17/25	44	42
3M USD LIBOR + 2.75%, 5.272%,			Prairie ECI Acquiror, FRN,
6/10/22	75	74	3M USD LIBOR + 4.75%, 7.366%,
		281	3/11/26	95	96
					721
Container 2.8%
Albea Beauty Holdings, FRN,			Entertainment & Leisure 2.4%
3M USD LIBOR + 3.00%, 5.524%,			AMC Entertainment Holdings, FRN,
4/22/24	49	48	3M USD LIBOR + 3.00%, 5.44%,
Berry Global, FRN,			4/22/26	60	60
3M USD LIBOR + 2.50%, 4.412%,			Hoya Midco, FRN,
5/17/26	70	69	3M USD LIBOR + 3.50%, 5.939%,
BWAY Holding, FRN,			6/30/24	38	37
3M USD LIBOR + 3.25%, 5.854%,			UFC Holdings, FRN,
4/3/24	149	145	3M USD LIBOR + 3.25%, 5.69%,
Charter NEX US, FRN,			4/29/26	388	387
3M USD LIBOR + 3.00%, 5.439%,			William Morris Endeavor
5/16/24	63	61	Entertainment, FRN,
Charter NEX US, FRN,			3M USD LIBOR + 2.75%, 5.36%,
3M USD LIBOR + 3.50%, 5.939%,			5/18/25	56	55
5/16/24	85	85			539

			Financial 7.1%
			Acrisure, FRN,
			3M USD LIBOR + 4.25%, 6.772%,
			11/22/23	186	185
			Alliant Holdings Intermediate, FRN,
			3M USD LIBOR + 3.25%, 5.701%,
			5/9/25	55	54

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

AmWINS Group, FRN,			VFH Parent, FRN,
3M USD LIBOR + 2.75%, 5.195%,			3M USD LIBOR + 3.50%, 6.126%,
1/25/24	40	39	3/1/26	58	58
Apollo Commercial Real Estate					1,608
Finance, FRN,
3M USD LIBOR + 2.75%, 5.19%,			Food/Tobacco 1.6%
5/7/26 (4)	50	50	Atkins Nutritionals Holdings, FRN,
Aretec Group, FRN,			3M USD LIBOR + 3.50%, 6.081%,
3M USD LIBOR + 4.25%, 6.689%,			7/7/24 (4)	117	118
10/1/25	70	69	Chobani, FRN,
AssuredPartners, FRN,			3M USD LIBOR + 3.50%, 5.939%,
3M USD LIBOR + 3.50%, 5.939%,			10/10/23	81	79
10/22/24	258	254	Hostess Brands, FRN,
Blackstone Mortgage Trust, FRN,			3M USD LIBOR + 2.25%, 4.774%,
3M USD LIBOR + 2.50%, 4.939%,			8/3/22	110	109
4/23/26	35	35	Post Holdings, FRN,
Citadel Securities, FRN,			3M USD LIBOR + 2.00%, 4.44%,
3M USD LIBOR + 3.50%, 5.939%,			5/24/24	65	65
2/27/26 (4)	55	55			371
Deerfield Dakota Holdings, FRN,
3M USD LIBOR + 3.25%, 5.689%,			Gaming 3.0%
12/6/24	94	91	Boyd Gaming, FRN,
Edelman Financial Center, FRN,			3M USD LIBOR + 2.25%, 4.641%,
3M USD LIBOR + 3.25%, 5.69%,			9/15/23	49	49
7/21/25	55	55	Caesars Resort Collection, FRN,
Edelman Financial Center, FRN,			3M USD LIBOR + 2.75%, 5.189%,
3M USD LIBOR + 6.75%, 9.19%,			12/23/24	175	174
7/20/26	65	65	CCM Merger, FRN,
EIG Management, FRN,			3M USD LIBOR + 2.25%, 4.689%,
3M USD LIBOR + 3.75%, 6.18%,			8/6/21	50	50
2/24/25	29	29	CityCenter Holdings, FRN,
Genworth Holdings, FRN,			3M USD LIBOR + 2.25%, 4.689%,
3M USD LIBOR + 4.50%, 6.993%,			4/18/24	89	89
3/7/23	69	70	Eldorado Resorts, FRN,
HarbourVest Partners, FRN,			3M USD LIBOR + 2.25%, 4.724%,
3M USD LIBOR + 2.25%, 4.745%,			4/17/24	48	48
3/3/25	38	38	Scientific Games International, FRN,
HUB International, FRN,			3M USD LIBOR + 2.75%, 5.223%,
3M USD LIBOR + 3.00%, 5.586%,			8/14/24	45	45
4/25/25	198	192	Stars Group Holdings, FRN,
NFP, FRN,			3M USD LIBOR + 3.50%, 6.101%,
3M USD LIBOR + 3.00%, 5.439%,			7/10/25	62	62
1/8/24	80	78	Station Casinos, FRN,
Russell Investments U.S. Institutional			3M USD LIBOR + 2.50%, 4.94%,
Holdco, FRN,			6/8/23	102	101
3M USD LIBOR + 3.25%, 5.851%,
6/1/23	99	98
Sedgwick Claims Management
Services, FRN,
3M USD LIBOR + 3.25%, 5.689%,
12/31/25	95	93

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

VICI Properties 1, FRN,			NVA Holdings, FRN,
3M USD LIBOR + 2.00%, 4.436%,			3M USD LIBOR + 3.50%, 5.939%,
12/20/24	70	70	2/2/25 (4)	75	75
		688	Press Ganey Holdings, FRN,
			3M USD LIBOR + 2.75%, 5.189%,
Health Care 11.3%			10/23/23	318	315
Agiliti Health, FRN,			Press Ganey Holdings, FRN,
3M USD LIBOR + 3.00%, 5.50%,			3M USD LIBOR + 6.50%, 8.939%,
1/4/26 (4)	30	31	10/21/24	130	129
Albany Molecular Research, FRN,			RegionalCare Hospital Partners
3M USD LIBOR + 7.00%, 9.439%,			Holdings, FRN,
8/30/25	20	20	3M USD LIBOR + 4.50%, 6.93%,
Auris Luxembourg III, FRN,			11/16/25	135	134
3M USD LIBOR + 3.75%, 6.189%,			Sebia, FRN,
2/27/26	80	80	3M USD LIBOR + 3.50%, 6.101%,
Avantor, FRN,			12/13/24	60	59
3M USD LIBOR + 3.75%, 6.189%,			Tivity Health, FRN,
11/21/24	79	79	3M USD LIBOR + 5.25%, 7.689%,
Aveanna Healthcare, FRN,			3/6/26	33	33
3M USD LIBOR + 4.25%, 6.689%,			US Anesthesia Partners, FRN,
3/18/24	77	74	3M USD LIBOR + 3.00%, 5.439%,
Bausch Health Americas , FRN,			6/23/24	70	70
3M USD LIBOR + 2.75%, 5.217%,			Vizient, FRN,
11/27/25	66	66	3M USD LIBOR + 2.75%, 5.217%,
Bausch Health Americas , FRN,			5/6/26	35	35
3M USD LIBOR + 3.00%, 5.467%,			Wink Holdco, FRN,
6/2/25	248	247	3M USD LIBOR + 3.00%, 5.439%,
Catalent Pharma Solutions, FRN,			12/2/24	157	153
3M USD LIBOR + 2.25%, 4.682%,			Wink Holdco, FRN,
5/10/26	40	40	3M USD LIBOR + 6.75%, 9.19%,
Change Healthcare Holdings, FRN,			12/1/25	155	153
3M USD LIBOR + 2.75%, 5.189%,					2,580
3/1/24	219	216
ExamWorks Group, FRN,			Information Technology 8.7%
3M USD LIBOR + 3.25%, 5.689%,			Ancestry.com Operations, FRN,
7/27/23	45	45	3M USD LIBOR + 3.25%, 5.69%,
Jaguar Holding II, FRN,			10/19/23	116	116
3M USD LIBOR + 2.50%, 4.939%,			Applied Systems, FRN,
8/18/22	269	266	3M USD LIBOR + 3.00%, 5.439%,
Kinetic Concepts, FRN,			9/19/24	98	98
3M USD LIBOR + 3.25%, 5.851%,			Applied Systems, FRN,
2/2/24	67	67	3M USD LIBOR + 7.00%, 9.439%,
MPH Acquisition Holdings, FRN,			9/19/25	65	65
3M USD LIBOR + 2.75%, 5.351%,			AppLovin, FRN,
6/7/23	110	108	3M USD LIBOR + 3.75%, 6.189%,
National Mentor Holdings , FRN,			8/15/25	55	55
3M USD LIBOR + 4.25%, 6.69%,			Canyon Valor, FRN,
3/9/26	25	25	3M USD LIBOR + 2.75%, 5.351%,
NVA Holdings, FRN,			6/16/23	146	145
3M USD LIBOR + 2.75%, 5.189%,			CCC Information Services, FRN,
2/2/25	62	60	3M USD LIBOR + 2.75%, 5.19%,
			4/29/24	155	154

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CCC Information Services, FRN,			Thermon Holding, FRN,
3M USD LIBOR + 6.75%, 9.189%,			3M USD LIBOR + 3.75%, 6.236%,
4/28/25	180	181	10/30/24	42	42
CommScope, FRN,			Welbilt, FRN,
3M USD LIBOR + 3.25%, 5.689%,			3M USD LIBOR + 2.50%, 4.939%,
4/6/26	60	60	10/23/25	93	92
Match Group, FRN,					467
3M USD LIBOR + 2.50%, 5.044%,
11/16/22	54	54	Metals & Mining 1.4%
Microchip Technology, FRN,			Aleris International, FRN,
3M USD LIBOR + 2.00%, 4.44%,			3M USD LIBOR + 4.75%, 7.189%,
5/29/25	41	41	2/27/23	109	109
Refinitiv U.S. Holdings, FRN,			Big River Steel, FRN,
3M USD LIBOR + 3.75%, 6.189%,			3M USD LIBOR + 5.00%, 7.601%,
10/1/25	229	224	8/23/23	63	63
Solera, FRN,			Phoenix Services International, FRN,
3M USD LIBOR + 2.75%, 5.189%,			3M USD LIBOR + 3.75%, 6.203%,
3/3/23	299	296	3/1/25	83	83
SS&C Technologies, Term B3, FRN,			Zekelman Industries, FRN,
3M USD LIBOR + 2.25%, 4.689%,			3M USD LIBOR + 2.25%, 4.68%,
4/16/25	167	166	6/14/21	71	71
SS&C Technologies, Term B5, FRN,					326
3M USD LIBOR + 2.25%, 4.689%,
4/16/25	50	49	Other Telecommunications 2.1%
Uber Technologies, FRN,			Cologix Holdings, FRN,
3M USD LIBOR + 3.50%, 5.93%,			3M USD LIBOR + 3.00%, 5.439%,
7/13/23	118	117	3/20/24	49	46
Uber Technologies, FRN,			Cologix Holdings, FRN,
3M USD LIBOR + 4.00%, 6.453%,			3M USD LIBOR + 6.00%, 11.50%,
4/4/25	154	153	3/20/25	150	144
		1,974	GTT Communications, FRN,
			3M USD LIBOR + 2.75%, 5.19%,
Lodging 0.3%			5/31/25	69	64
Four Seasons Hotels, FRN,			Level 3 Parent, FRN,
3M USD LIBOR + 2.00%, 4.439%,			3M USD LIBOR + 2.25%, 4.689%,
11/30/23	79	78	2/22/24	175	172
		78	Zayo Group, FRN,
			3M USD LIBOR + 2.25%, 4.689%,
Manufacturing 2.1%			1/19/24	63	63
Altra Industrial Motion, FRN,					489
3M USD LIBOR + 2.00%, 4.439%,
10/1/25	48	48	Publishing 0.5%
Apex Tool Group, FRN,			Harland Clarke Holdings, FRN,
3M USD LIBOR + 3.75%, 6.189%,			3M USD LIBOR + 4.75%, 7.351%,
2/1/22	108	105	11/3/23	35	29
Filtration Group, FRN,
3M USD LIBOR + 3.00%, 5.439%,
3/29/25	148	147
LTI Holdings, FRN,
3M USD LIBOR + 3.50%, 5.939%,
9/6/25	35	33

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Trader, FRN,			Jo-Ann Stores, FRN,
3M USD LIBOR + 3.00%, 5.43%,			3M USD LIBOR + 9.25%, 11.842%,
9/28/23	88	88	5/21/24	40	38
		117			197

Real Estate Investment Trust Securities 0.6%			Satellites 2.2%
Capital Automotive, FRN,			Intelsat Jackson Holdings
3M USD LIBOR + 6.00%, 8.44%,			6.625%, 1/2/24	190	190
3/24/25	132	132	Intelsat Jackson Holdings, FRN,
		132	3M USD LIBOR + 4.50%, 6.93%,
			1/2/24	105	105
Restaurants 1.9%			Space Exploration Technologies,
1011778 BC ULC, FRN,			FRN,
3M USD LIBOR + 2.25%, 4.689%,			3M USD LIBOR + 4.25%, 6.689%,
2/16/24	45	43	11/21/25 (4)	80	79
Carrols Restaurant Group, FRN,			Telesat, FRN,
3M USD LIBOR + 3.25%, 5.68%,			3M USD LIBOR + 2.50%, 5.11%,
4/30/26	30	30	11/17/23 (4)	129	127
Golden Nugget, FRN,					501
3M USD LIBOR + 2.75%, 5.189%,
10/4/23	75	74	Services 9.1%
IRB Holding, FRN,			Allied Universal Holdco, FRN,
3M USD LIBOR + 3.25%, 5.69%,			3M USD LIBOR + 3.75%, 6.189%,
2/5/25	49	49	7/28/22	109	106
K-MAC Holdings, FRN,			Ascend Learning, FRN,
3M USD LIBOR + 3.25%, 5.68%,			3M USD LIBOR + 3.00%, 5.439%,
3/14/25	38	37	7/12/24	147	145
K-MAC Holdings, FRN,			Brightview Landscapes, FRN,
3M USD LIBOR + 6.75%, 9.18%,			3M USD LIBOR + 2.50%, 5.00%,
3/16/26	25	25	8/15/25	69	69
Tacala Investment, FRN,			Ceridian HCM Holding, FRN,
3M USD LIBOR + 3.25%, 5.689%,			3M USD LIBOR + 3.00%, 5.486%,
1/31/25	84	83	4/30/25	110	110
Tacala Investment, FRN,			EG America, FRN,
3M USD LIBOR + 7.00%, 9.439%,			3M USD LIBOR + 4.00%, 6.601%,
1/30/26	90	90	2/7/25	60	59
		431	JD Power & Associates, FRN,
			3M USD LIBOR + 3.75%, 6.189%,
Retail 0.9%			9/7/23	42	41
Academy, FRN,			Kronos, FRN,
3M USD LIBOR + 4.00%, 6.454%,			3M USD LIBOR + 3.00%, 5.579%,
7/1/22	52	37	11/1/23	293	292
BJ's Wholesale Club, FRN,			Kronos, FRN,
3M USD LIBOR + 3.00%, 5.453%,			3M USD LIBOR + 8.25%, 10.829%,
2/3/24	84	84	11/1/24	410	422
Jo-Ann Stores, FRN,			Laureate Education, FRN,
3M USD LIBOR + 5.00%, 7.592%,			3M USD LIBOR + 2.50%, 8.00%,
10/20/23	39	38	4/26/24	82	82
			Prime Securities Services Borrower,
			FRN,
			3M USD LIBOR + 2.75%, 5.189%,
			5/2/22	113	112

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Renaissance Holdings, FRN,			Pike, FRN,
3M USD LIBOR + 3.25%, 5.731%,			3M USD LIBOR + 3.50%, 5.94%,
5/30/25	29	29	3/23/25	102	102
Renaissance Holdings, FRN,			TerraForm Power Operating, FRN,
3M USD LIBOR + 7.00%, 9.481%,			3M USD LIBOR + 2.00%, 4.439%,
5/29/26	35	34	11/8/22	54	53
SCS Holdings, FRN,			Vistra Operations, FRN,
3M USD LIBOR + 4.25%, 6.689%,			3M USD LIBOR + 2.00%, 4.439%,
5/21/26	45	45	8/4/23	278	277
Trans Union, FRN,					883
3M USD LIBOR + 2.00%, 4.439%,
6/19/25	69	69	Wireless Communications 5.0%
Travelport Finance Luxembourg,			Asurion, FRN,
FRN,			3M USD LIBOR + 3.00%, 5.439%,
3M USD LIBOR + 5.00%, 7.541%,			8/4/22	276	275
5/29/26	75	72	Asurion, FRN,
Ultimate Software Group, FRN,			3M USD LIBOR + 3.00%, 5.439%,
3M USD LIBOR + 3.75%, 6.274%,			11/3/24	79	79
5/4/26	275	275	Asurion, FRN,
VeriFone Systems, FRN,			3M USD LIBOR + 6.50%, 8.939%,
3M USD LIBOR + 4.00%, 6.52%,			8/4/25	645	655
8/20/25	85	83	Sprint Communications, FRN,
Weight Watchers International, FRN,			3M USD LIBOR + 2.50%, 5.00%,
3M USD LIBOR + 4.75%, 7.35%,			2/2/24	67	65
11/29/24	30	29	Sprint Communications, FRN,
		2,074	3M USD LIBOR + 3.00%, 5.50%,
			2/2/24	60	59
Supermarkets 0.6%					1,133
Albertson's, FRN,
3M USD LIBOR + 3.00%, 5.609%,			Total Bank Loans
12/21/22	148	147	(Cost $19,530)		19,383
		147

Utilities 3.9%			COMMON STOCKS 0.9%
Al Alpine U.S. Bidco, FRN,
3M USD LIBOR + 3.25%, 5.736%,			Media & Advertising 0.4%
10/31/25 (4)	150	147	Clear Channel Outdoor Holdings (6)	18	91
Brookfield WEC Holdings, FRN,					91
3M USD LIBOR + 3.50%, 5.939%,
8/1/25	75	75
Brookfield WEC Holdings, FRN,			Media & Communications 0.5%
3M USD LIBOR + 6.75%, 9.189%,			iHeartMedia, Class A (6)	8	120
8/3/26	25	25			120
Calpine, FRN,
3M USD LIBOR + 2.75%, 5.34%,
4/5/26	75	75	Total Common Stocks
Eastern Power, FRN,			(Cost $219)		211
3M USD LIBOR + 3.75%, 6.189%,
10/2/23	97	97
Granite Acquisition, FRN,
3M USD LIBOR + 3.50%, 6.093%,
12/17/21	32	32

	T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CONVERTIBLE PREFERRED STOCKS 1.2%			SHORT-TERM INVESTMENTS 8.6%

Energy 0.9%			Money Market Funds 8.6%
Targa Resources, Series A, 9.50%			T. Rowe Price Government Reserve
Acquisition Date: 10/30/17			Fund, 2.46% (8)(9)	1,964	1,963

Cost:$196 (5)(7)	—	190			1,963
		190

			Total Short-Term Investments
Health Care 0.3%			(Cost $1,963)		1,963
Avantor, Series A, 6.25%, 5/15/22	1	70

		70
			Total Investments in Securities 101.8%

			(Cost $23,306)		$23,168
Total Convertible Preferred Stocks			Other Assets Less Liabilities (1.8)%		(411)
(Cost $253)		260	Net Assets 100%		$22,757

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,048 and represents 4.6% of net assets.
(2) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $403 and represents 1.8% of net assets.
(6) Non-income producing
(7) Perpetual security with no stated maturity date.
(8) Affiliated Companies
(9) Seven-day yield
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$14+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	5/31/19
T. Rowe Price Government Reserve Fund	$1,389	¤	¤ $	1,963^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,963.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	$—	$1,351	$—	$1,351
Bank Loans		—	18,158	1,225	19,383
Common Stocks		91	120	—	211
Convertible Preferred Stocks		—	260	—	260
Short-Term Investments		1,963	—	—	1,963
Total		$2,054	19,889	$ 1,225	$ 23,168

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2019, totaled $9,000 for the period ended May 31, 2019. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

($000	s)	Beginning	Gain (Loss)			Transfers	Transfers	Ending
		Balance	During	Total		Into	Out of Level	Balance
		3/1/19	Period	Purchases	Total Sales	Level 3	3	5/31/19
Investment in Securities
Bank Loans		$1,498	$6	$406	$(345)	$215	$(555)	$1,225

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market Value		Valuation	Significant	Value or Range	Impact to
Securities	(000	s)	Technique(s) +	Unobservable	of Input(s)	Valuation from
				Input(s)		an Increase in
						Input*

Bank Loans	$1,225		Recent comparable	-#	-#	-#
			transaction price(s)

			Pricing service	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
		May 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 92.2%			Sirius XM Radio
			5.375%, 7/15/26 (1)	20	20
Aerospace & Defense 0.6%					391
TransDigm
6.25%, 3/15/26 (1)	70	71	Building & Real Estate 0.6%
		71	Howard Hughes
			5.375%, 3/15/25 (1)	55	54
Airlines 0.2%			Weekley Homes
United Continental Holdings			6.625%, 8/15/25	20	20
4.875%, 1/15/25	25	25			74
United Continental Holdings
5.00%, 2/1/24	2	2	Building Products 0.8%
		27	American Builders & Contractors
			Supply
Automotive 0.9%			5.875%, 5/15/26 (1)	25	25
IAA Spinco			American Woodmark
5.50%, 6/15/27 (1)	10	10	4.875%, 3/15/26 (1)	24	23
Panther BF Aggregator 2			New Enterprise Stone & Lime
8.50%, 5/15/27 (1)	75	75	6.25%, 3/15/26 (1)	15	15
Tesla			PGT Escrow Issuer
5.30%, 8/15/25 (1)	45	37	6.75%, 8/1/26 (1)	20	21
		122	Summit Materials
			5.125%, 6/1/25 (1)	15	15
Banking 1.6%			Summit Materials
Credit Suisse Group, VR,			6.50%, 3/15/27 (1)	7
7.50% (1)(2)(3)	200	212
		212			106
			Cable Operators 14.6%
Broadcasting 3.0%			Altice Financing
Clear Channel Worldwide Holdings			7.50%, 5/15/26 (1)	200	196
9.25%, 2/15/24 (1)	100	107
Clear Channel Worldwide Holdings,			Altice France
Series A			8.125%, 2/1/27 (1)	200	199
6.50%, 11/15/22	25	25	Altice Luxembourg
Clear Channel Worldwide Holdings,			7.625%, 2/15/25 (1)	200	184
Series B			CCO Holdings
6.50%, 11/15/22	45	46	5.00%, 2/1/28 (1)	95	94
EW Scripps			CCO Holdings
5.125%, 5/15/25 (1)	15	14	5.125%, 5/1/27 (1)	65	65
iHeartCommunications			CCO Holdings
6.375%, 5/1/26	5	5	5.375%, 6/1/29 (1)	30	30
iHeartCommunications			CCO Holdings
8.375%, 5/1/27	65	68	5.50%, 5/1/26 (1)	65	67
Lions Gate Capital Holdings			CSC Holdings
6.375%, 2/1/24 (1)	30	31	10.875%, 10/15/25 (1)	200	228
MDC Partners			DISH DBS
6.50%, 5/1/24 (1)	50	46	6.75%, 6/1/21	30	31
Nexstar Broadcasting			DISH DBS
5.625%, 8/1/24 (1)	9	9	7.75%, 7/1/26	35	32
Sirius XM Radio			Netflix
5.00%, 8/1/27 (1)	20	20	3.875%, 11/15/29 (EUR)(1)	100	114

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Netflix			LTF Merger Sub
5.375%, 11/15/29 (1)	30	30	8.50%, 6/15/23 (1)	20	20
Netflix			Prestige Brands
5.875%, 11/15/28	60	63	6.375%, 3/1/24 (1)	37	38
Netflix			Tempur Sealy International
6.375%, 5/15/29 (1)	90	98	5.50%, 6/15/26	20	20
Radiate Holdco			Tempur Sealy International
6.875%, 2/15/23 (1)	30	30	5.625%, 10/15/23	32	33
Videotron					171
5.00%, 7/15/22	10	10
Videotron			Container 1.3%
5.125%, 4/15/27 (1)	17	17	Berry Global Escrow
Virgin Media Secured Finance			5.625%, 7/15/27 (1)	5	5
5.25%, 1/15/26 (1)	200	199	BWAY Holding
VTR Finance			7.25%, 4/15/25 (1)	60	58
6.875%, 1/15/24 (1)	200	206	Crown Cork & Seal
		1,893	7.375%, 12/15/26	25	28
			Pactiv
Chemicals 3.2%			7.95%, 12/15/25	25	26
Consolidated Energy Finance			Reynolds Group Issuer
6.50%, 5/15/26 (1)	150	148	7.00%, 7/15/24 (1)	50	50
CVR Partners					167
9.25%, 6/15/23 (1)	55	57
Element Solutions			Energy 12.2%
5.875%, 12/1/25 (1)	15	15	Archrock Partners
Kissner Holdings			6.00%, 10/1/22	25	25
8.375%, 12/1/22 (1)	100	104	Archrock Partners
Koppers			6.875%, 4/1/27 (1)	25	26
6.00%, 2/15/25 (1)	17	16	Ascent Resources Utica Holdings
Kraton Polymers			10.00%, 4/1/22 (1)	25	26
7.00%, 4/15/25 (1)	34	34	Berry Petroleum
Neon Holdings			7.00%, 2/15/26 (1)	32	31
10.125%, 4/1/26 (1)	25	25	Brazos Valley Longhorn
PQ			6.875%, 2/1/25	19	18
5.75%, 12/15/25 (1)	10	10	Bruin E&P Partners
Rayonier AM Products			8.875%, 8/1/23 (1)	20	18
5.50%, 6/1/24 (1)	5	4	Carrizo Oil & Gas
		413	6.25%, 4/15/23	20	18
			Carrizo Oil & Gas
Conglomerates 0.4%			8.25%, 7/15/25	35	34
General Electric, VR,			Centennial Resource Production
5.00% (2)(3)	57	53	6.875%, 4/1/27 (1)	20	20
		53	Cheniere Corpus Christi Holdings
			5.125%, 6/30/27	95	99
Consumer Products 1.3%			Cheniere Energy Partners
Avon International Operations			5.625%, 10/1/26	11	11
7.875%, 8/15/22 (1)	25	26	Covey Park Energy
Central Garden & Pet			7.50%, 5/15/25 (1)	50	44
5.125%, 2/1/28	24	23	CrownRock
Energizer Holdings			5.625%, 10/15/25 (1)	55	52
7.75%, 1/15/27 (1)	10	11

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CSI Compressco			Seven Generations Energy
7.25%, 8/15/22	10	9	5.375%, 9/30/25 (1)	90	86
CSI Compressco			Seven Generations Energy
7.50%, 4/1/25 (1)	25	24	6.75%, 5/1/23 (1)	30	30
DCP Midstream, Series A, VR,			Summit Midstream Holdings
7.375% (2)(3)	30	29	5.50%, 8/15/22	9	9
DCP Midstream Operating			Summit Midstream Holdings
6.75%, 9/15/37 (1)	30	31	5.75%, 4/15/25	10	9
DCP Midstream Operating			Summit Midstream Partners, Series
8.125%, 8/16/30	40	48	A, VR,
Endeavor Energy Resources			9.50% (2)(3)	15	14
5.50%, 1/30/26 (1)	10	10	Tallgrass Energy Partners
Endeavor Energy Resources			5.50%, 9/15/24 (1)	30	31
5.75%, 1/30/28 (1)	24	25	Targa Resources Partners
Exterran Energy Solutions			6.50%, 7/15/27 (1)	10	10
8.125%, 5/1/25	50	51	Targa Resources Partners
Gulfport Energy			6.875%, 1/15/29 (1)	17	18
6.375%, 5/15/25	41	34	TransMontaigne Partners
Hess			6.125%, 2/15/26	28	27
7.875%, 10/1/29	20	25	Transocean
Jagged Peak Energy			9.00%, 7/15/23 (1)	16	16
5.875%, 5/1/26	51	49	Transocean Guardian
Magnolia Oil & Gas Operating			5.875%, 1/15/24 (1)	19	19
6.00%, 8/1/26 (1)	70	70	USA Compression Partners
Matador Resources			6.875%, 4/1/26	20	20
5.875%, 9/15/26	67	66	USA Compression Partners
NGL Energy Partners			6.875%, 9/1/27 (1)	15	15
7.50%, 11/1/23	60	62	Vine Oil & Gas
NGL Energy Partners			8.75%, 4/15/23 (1)	5	4
7.50%, 4/15/26 (1)	30	30	Vine Oil & Gas
Noble Holding International			9.75%, 4/15/23 (1)	25	18
7.875%, 2/1/26 (1)	15	13			1,588
Noble Holding International, STEP,
8.95%, 4/1/45	30	22	Entertainment & Leisure 1.3%
NuStar Logistics			AMC Entertainment Holdings
5.625%, 4/28/27	26	25	5.75%, 6/15/25	63	57
NuStar Logistics			AMC Entertainment Holdings
6.00%, 6/1/26	14	14	5.875%, 11/15/26	13	12
Parsley Energy			Cedar Fair
5.625%, 10/15/27 (1)	40	40	5.375%, 4/15/27	30	30
PDC Energy			Silversea Cruise Finance
5.75%, 5/15/26	46	43	7.25%, 2/1/25 (1)	25	27
Petrobras Global Finance			Viking Cruises
6.75%, 1/27/41	10	10	6.25%, 5/15/25 (1)	15	15
Petrobras Global Finance			VOC Escrow
6.875%, 1/20/40	10	10	5.00%, 2/15/28 (1)	21	20
Petrobras Global Finance					161
7.25%, 3/17/44	25	27
Petrobras Global Finance			Financial 6.0%
7.375%, 1/17/27	65	73	Acrisure
			7.00%, 11/15/25 (1)	27	24

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Acrisure			Springleaf Finance
8.125%, 2/15/24 (1)	25	26	6.125%, 3/15/24	25	26
AmWINS Group			Springleaf Finance
7.75%, 7/1/26 (1)	25	25	6.625%, 1/15/28	10	10
Avolon Holdings Funding			Springleaf Finance
5.125%, 10/1/23 (1)	30	31	6.875%, 3/15/25	35	36
Avolon Holdings Funding			Springleaf Finance
5.50%, 1/15/23 (1)	35	36	7.125%, 3/15/26	10	10
CIT Group					781
4.125%, 3/9/21	5	5
CIT Group			Food/Tobacco 1.5%
5.25%, 3/7/25	15	16	B&G Foods
CIT Group			5.25%, 4/1/25	57	55
6.125%, 3/9/28	15	17	Chobani
DAE Funding			7.50%, 4/15/25 (1)	60	55
4.50%, 8/1/22 (1)	20	20	Darling Ingredients
DAE Funding			5.25%, 4/15/27 (1)	10	10
5.00%, 8/1/24 (1)	48	48	Post Holdings
DAE Funding			5.625%, 1/15/28 (1)	20	20
5.25%, 11/15/21 (1)	30	31	Post Holdings
Freedom Mortgage			5.75%, 3/1/27 (1)	20	20
8.125%, 11/15/24 (1)	30	25	Post Holdings
Freedom Mortgage			8.00%, 7/15/25 (1)	35	37
8.25%, 4/15/25 (1)	14	12			197
GTCR AP Finance
8.00%, 5/15/27 (1)	27	26	Forest Products 0.4%
HUB International			Mercer International
7.00%, 5/1/26 (1)	25	25	5.50%, 1/15/26	20	19
Icahn Enterprises			Mercer International
6.25%, 5/15/26 (1)	30	30	6.50%, 2/1/24	35	36
LPL Holdings					55
5.75%, 9/15/25 (1)	79	79
Nationstar Mortgage			Gaming 4.3%
6.50%, 7/1/21	34	34	Boyd Gaming
			6.00%, 8/15/26	25	25
Nationstar Mortgage Holdings			Caesars Resort Collection
8.125%, 7/15/23 (1)	25	25	5.25%, 10/15/25 (1)	47	46
Navient
6.125%, 3/25/24	47	47	Cirsa Finance International
			7.875%, 12/20/23 (1)	200	208
Navient			Eldorado Resorts
6.75%, 6/25/25	12	12	6.00%, 9/15/26	24	25
Navient
6.75%, 6/15/26	15	15	MGM Growth Properties Operating
			Partnership
Navient			5.625%, 5/1/24	50	52
7.25%, 9/25/23	12	13	MGM Growth Properties Operating
NFP			Partnership
6.875%, 7/15/25 (1)	32	31	5.75%, 2/1/27 (1)	15	15
Park Aerospace Holdings			MGM Resorts International
5.25%, 8/15/22 (1)	15	16	5.50%, 4/15/27	35	35
Quicken Loans			MGM Resorts International
5.75%, 5/1/25 (1)	30	30	6.00%, 3/15/23	25	26

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Scientific Games International			MPT Operating Partnership
10.00%, 12/1/22	29	30	6.375%, 3/1/24	25
Stars Group Holdings			RegionalCare Hospital Partners
7.00%, 7/15/26 (1)	50	52	Holdings
VICI Properties 1			8.25%, 5/1/23 (1)	7
8.00%, 10/15/23	16	18	RegionalCare Hospital Partners
Wynn Las Vegas			Holdings
5.25%, 5/15/27 (1)	28	27	9.75%, 12/1/26 (1)	45
		559	Tenet Healthcare
			5.125%, 5/1/25	35
Health Care 9.3%			Tenet Healthcare
Avantor			6.25%, 2/1/27 (1)	35
6.00%, 10/1/24 (1)	35	36	Tenet Healthcare
Avantor			8.125%, 4/1/22	130
9.00%, 10/1/25 (1)	200	220	WellCare Health Plans
Bausch Health			5.375%, 8/15/26 (1)	15
5.50%, 11/1/25 (1)	20	20			1,207
Bausch Health
5.75%, 8/15/27 (1)	13	13	Information Technology 2.7%
Bausch Health			CDK Global
7.00%, 3/15/24 (1)	65	68	5.875%, 6/15/26	20
Bausch Health			CommScope Finance
7.25%, 5/30/29 (1)	30	30	5.50%, 3/1/24 (1)	25
Bausch Health			CommScope Finance
9.00%, 12/15/25 (1)	50	54	8.25%, 3/1/27 (1)	20
Bausch Health Americas			Go Daddy Operating
8.50%, 1/31/27 (1)	60	63	5.25%, 12/1/27 (1)	20
Bausch Health Americas			Qorvo
9.25%, 4/1/26 (1)	65	70	5.50%, 7/15/26 (1)	25
Change Healthcare Holdings			Refinitiv U.S. Holdings
5.75%, 3/1/25 (1)	55	53	6.25%, 5/15/26 (1)	25
DaVita			Refinitiv U.S. Holdings
5.00%, 5/1/25	50	47	8.25%, 11/15/26 (1)	35
DaVita			Solera
5.125%, 7/15/24	50	49	10.50%, 3/1/24 (1)	85
Eagle Holding II			SS&C Technologies
7.625%, 5/15/22 (1)(4)	10	10	5.50%, 9/30/27 (1)	55
Eagle Holding II			Uber Technologies
7.75%, 5/15/22 (1)(4)	45	45	7.50%, 11/1/23 (1)	30
HCA
5.625%, 9/1/28	10	10
HCA			Lodging 0.2%
5.875%, 2/15/26	20	21	Marriott Ownership Resorts
HCA			6.50%, 9/15/26 (1)	30
5.875%, 2/1/29	15	16
Hill-Rom Holdings
5.75%, 9/1/23 (1)	25	26	Manufacturing 1.1%
			Apex Tool Group
Kinetic Concepts			9.00%, 2/15/23 (1)	55
12.50%, 11/1/21 (1)	25	28
MPH Acquisition Holdings			Colfax
7.125%, 6/1/24 (1)	25	25	6.00%, 2/15/24 (1)	10

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Colfax			GTT Communications
6.375%, 2/15/26 (1)	10	11	7.875%, 12/31/24 (1)	40	34
Park-Ohio Industries			Level 3 Financing
6.625%, 4/15/27	35	34	5.25%, 3/15/26	25	25
Stevens Holding			Zayo Group
6.125%, 10/1/26 (1)	3	3	5.75%, 1/15/27 (1)	45	46
Welbilt			Zayo Group
9.50%, 2/15/24	25	27	6.375%, 5/15/25	75	77
		137			264

Metals & Mining 5.2%			Petroleum 0.0%
Aleris International			Enbridge, Series 16-A, VR,
10.75%, 7/15/23 (1)	25	26	6.00%, 1/15/77 (2)	5	5
Big River Steel					5
7.25%, 9/1/25 (1)	26	27
Constellium			Publishing 0.2%
6.625%, 3/1/25 (1)	250	255	Harland Clarke Holdings
FMG Resources			8.375%, 8/15/22 (1)	36	31
5.125%, 3/15/23 (1)	20	20			31
FMG Resources
5.125%, 5/15/24 (1)	35	35	Restaurants 0.7%
Freeport-McMoRan			Yum! Brands
5.40%, 11/14/34	45	40	5.35%, 11/1/43	54	48
Freeport-McMoRan			Yum! Brands
5.45%, 3/15/43	80	69	6.875%, 11/15/37	35	36
Hecla Mining					84
6.875%, 5/1/21	12	11
Hudbay Minerals			Retail 0.1%
7.25%, 1/15/23 (1)	25	25	William Carter
			5.625%, 3/15/27 (1)	10	10
Joseph T. Ryerson & Son					10
11.00%, 5/15/22 (1)	36	38

Mineral Resources			Satellites 3.4%
8.125%, 5/1/27 (1)	20	20	Gogo Intermediate Holdings
New Gold			9.875%, 5/1/24 (1)	20	20
6.375%, 5/15/25 (1)	23	17	Hughes Satellite Systems
Steel Dynamics			6.625%, 8/1/26	70	70
5.00%, 12/15/26	9	9	Intelsat Connect Finance
Steel Dynamics			9.50%, 2/15/23 (1)	30	26
5.50%, 10/1/24	9	9	Intelsat Jackson Holdings
Zekelman Industries			8.50%, 10/15/24 (1)	60	58
9.875%, 6/15/23 (1)	75	79	Intelsat Jackson Holdings
		680	9.50%, 9/30/22 (1)	70	81
			Intelsat Jackson Holdings
Other Telecommunications 2.0%			9.75%, 7/15/25 (1)	40	41
CenturyLink
7.50%, 4/1/24	35	37	Iridium Communications
			10.25%, 4/15/23 (1)	53	58
Equinix			Telesat Canada
5.375%, 5/15/27	30	31	8.875%, 11/15/24 (1)	60	65
Frontier Communications
8.50%, 4/1/26 (1)	14	14

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

ViaSat			DPL
5.625%, 4/15/27 (1)	20	20	7.25%, 10/15/21	24	26
		439	Edison International
			2.40%, 9/15/22	29	29
Services 3.1%			Edison International
ADT Security			2.95%, 3/15/23	26	24
4.875%, 7/15/32 (1)	35	29	NextEra Energy Operating Partners
Ascend Learning			4.25%, 9/15/24 (1)	30	30
6.875%, 8/1/25 (1)	30	30	NextEra Energy Operating Partners
Avis Budget Car Rental			4.50%, 9/15/27 (1)	24	23
6.375%, 4/1/24 (1)	40	41	NiSource, VR,
Fair Isaac			5.65% (2)(3)	24	24
5.25%, 5/15/26 (1)	29	30	NRG Energy
GFL Environmental			5.25%, 6/15/29 (1)	15	15
8.50%, 5/1/27 (1)	33	34	NRG Energy
H&E Equipment Services			5.75%, 1/15/28	20	21
5.625%, 9/1/25	55	54	NRG Energy
HD Supply			6.625%, 1/15/27	50	53
5.375%, 10/15/26 (1)	30	31	NRG Energy
Laureate Education			7.25%, 5/15/26	122	132
8.25%, 5/1/25 (1)	60	65	Terraform Global Operating
Prime Security Services Borrower			6.125%, 3/1/26 (1)	38	38
5.25%, 4/15/24 (1)	25	25	TerraForm Power Operating
Prime Security Services Borrower			4.25%, 1/31/23 (1)	10	10
9.25%, 5/15/23 (1)	29	30	Vistra Energy
United Rentals North America			8.00%, 1/15/25 (1)	9	9
6.50%, 12/15/26	23	24	Vistra Energy
West			8.125%, 1/30/26 (1)	25	27
8.50%, 10/15/25 (1)	15	12	Vistra Operations
		405	5.50%, 9/1/26 (1)	30	31
					657
Supermarkets 1.0%
Albertsons			Wireless Communications 3.9%
6.625%, 6/15/24	35	35	MTN Mauritius Investments
Albertsons			6.50%, 10/13/26	200	213
7.50%, 3/15/26 (1)	35	37	Sprint
New Albertsons			7.125%, 6/15/24	50	52
7.45%, 8/1/29	27	25	Sprint
New Albertsons			7.25%, 9/15/21	100	105
8.00%, 5/1/31	28	27	Sprint Capital
		124	8.75%, 3/15/32	25	29
			Sprint Communications
Utilities 5.1%			11.50%, 11/15/21	35	40
AES			T-Mobile USA
5.125%, 9/1/27	30	31	6.50%, 1/15/26	60	63
AES					502
6.00%, 5/15/26	60	63
Calpine
5.875%, 1/15/24 (1)	17	17	Total Corporate Bonds
Clearway Energy Operating			(Cost $11,940)		11,967
5.75%, 10/15/25 (1)	54	54

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)

BANK LOANS 0.6% (5)				Frontera Energy (1)	1	5
Broadcasting 0.2%						12
iHeartCommunications, FRN,
3M USD LIBOR + 4.00%, 6.579%,				Media & Advertising 0.1%
5/1/26	24	24		Clear Channel Outdoor Holdings (8)	2	12
		24				12

Energy 0.4%				Media & Communications 0.1%
Felix Energy, FRN,				iHeartMedia, Class A (8)	1	15
3M USD LIBOR + 6.50%, 9.062%,						15
8/9/22, Acquisition Date : 8/9/17 -
3/1/19, Cost $54 (6)(7)	55	54		Wireless Communications 0.0%
		54	T	-Mobile USA (6)(8)	42	1
			T	-Mobile USA (6)(8)	33	—
Total Bank Loans						1
(Cost $78)		78

				Total Common Stocks
ASSET-BACKED SECURITIES 0.2%				(Cost $62)		40
Wireless Communications 0.2%
VB-S1 Issuer, Series 2016-1A,				CONVERTIBLE PREFERRED STOCKS 1.9%
Class F
6.901%, 6/15/46 (1)	25	26		Energy 0.8%
				Targa Resources, Series A, 9.50%,
Total Asset-Backed Securities				Acquisition Date: 10/30/17, Cost
(Cost $25)		26		$112 (3)(7)	—	109
						109

CONVERTIBLE BONDS 0.4%				Health Care 0.4%
Automotive 0.4%				Avantor, Series A, 6.25%, 5/15/22	1	56
Tesla Energy Operations						56
1.625%, 11/1/19	53	50
		50		Utilities 0.7%
				American Electric Power, 6.125%,
Energy 0.0%				3/15/22	1	39
Cheniere Energy				NextEra Energy, 6.123%, 9/1/19	—	22
4.25%, 3/15/45	5	4
		4		Sempra Energy, Series A, 6.00%,
				1/15/21	—	24
						85
Total Convertible Bonds
(Cost $54)		54
				Total Convertible Preferred Stocks
				(Cost $236)		250
COMMON STOCKS 0.3%

Energy 0.1%
Frontera Energy (CAD)	1	7

	T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value
(Amounts in 000s)

SHORT-TERM INVESTMENTS 3.4%		Total Investments in Securities 99.0%
		(Cost $12,832)	$12,852
Money Market Funds 3.4%		Other Assets Less Liabilities 1.0%	136
T. Rowe Price Government Reserve		Net Assets 100%	$12,988
Fund, 2.46% (9)(10)	437	437

Total Short-Term Investments
(Cost $437)		437

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $7,987 and represents 61.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $163 and represents 1.3% of net assets.
(8) Non-income producing
(9) Seven-day yield
(10) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
Forward Currency Exchange Contracts
				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain (Loss)
JPMorgan Chase	7/26/19	USD	10 CAD	13$	—
JPMorgan Chase	8/23/19	USD	85 EUR	75	1
State Street	8/23/19	USD	28 EUR	25	—
Net unrealized gain (loss) on open forward
currency exchange contracts					$1

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$3+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	5/31/19
T. Rowe Price Government Reserve Fund	$977	¤	¤ $	437^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $437.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$11,967	$—	$11,967
Bank Loans	—	24	54	78
Fixed Income Securities[1]	—	80	—	80
Common Stocks	12	27	1	40
Convertible Preferred Stocks	—	250	—	250
Short-Term Investments	437	—	—	437
Total Securities	449	12,348	55	12,852
Forward Currency Exchange Contracts	—	1	—	1
Total	$449	$12,349	$55	$12,853

1 Includes Asset-Backed Securities, Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2019, totaled $1,000 for the period ended May 31, 2019.

($000	s)	Beginning	Gain (Loss)			Ending
		Balance	During	Total	Total	Balance
		3/1/19	Period	Purchases	Sales	5/31/19
Investment in Securities
Corporate Bonds		$31	$3	$–	$(34)	$–
Bank Loans		36	–	18	–	54
Common Stocks		–	1	–	–	1
Total Level 3		$67	$4	$18	$(34)	$55

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
		May 31, 2019	(Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 88.9%			Morgan Stanley
			3.125%, 7/27/26	680	678
Financial Institutions 33.6%			Morgan Stanley
			3.625%, 1/20/27	1,460	1,492
Banking 18.5%			Morgan Stanley
AIB Group, VR,			3.875%, 1/27/26	270	281
4.263%, 4/10/25 (1)(2)	875	880	Royal Bank of Scotland Group
Bank of America, VR,			3.875%, 9/12/23	710	715
3.55%, 3/5/24 (1)	1,010	1,031	Royal Bank of Scotland Group
Bank of America, VR,			6.125%, 12/15/22	470	501
3.864%, 7/23/24 (1)	1,100	1,140	UBS Group Funding Switzerland
Barclays			3.491%, 5/23/23 (2)	885	895
4.337%, 1/10/28	440	438			18,139
BBVA Bancomer
4.375%, 4/10/24 (2)	1,075	1,107	Finance Companies 5.3%
Capital One Financial			AerCap Ireland Capital
3.90%, 1/29/24	535	556	4.45%, 4/3/26	640	653
Credit Suisse Group			AerCap Ireland Capital
4.282%, 1/9/28 (2)	300	308	4.625%, 7/1/22	275	285
Credit Suisse Group, VR,			AerCap Ireland Capital
2.997%, 12/14/23 (1)(2)	845	840	4.875%, 1/16/24	505	532
Credit Suisse Group Funding			Air Lease
Guernsey			4.25%, 2/1/24	450	467
3.75%, 3/26/25	250	255	Avolon Holdings Funding
Danske Bank			3.95%, 7/1/24 (2)	130	129
2.00%, 9/8/21 (2)	240	234	Avolon Holdings Funding
Danske Bank			4.375%, 5/1/26 (2)	305	305
2.70%, 3/2/22 (2)	295	293	Avolon Holdings Funding
Danske Bank			5.125%, 10/1/23 (2)	250	259
5.375%, 1/12/24 (2)	800	848	GE Capital International Funding
Discover Financial Services			4.418%, 11/15/35	1,470	1,403
3.75%, 3/4/25	285	289	SMBC Aviation Capital Finance
Discover Financial Services			3.55%, 4/15/24 (2)	200	204
4.10%, 2/9/27	475	483	SMBC Aviation Capital Finance
Goldman Sachs Group			4.125%, 7/15/23 (2)	700	728
3.00%, 4/26/22	1,000	1,003	Synchrony Financial
Goldman Sachs Group			3.70%, 8/4/26	55	53
3.50%, 11/16/26	125	125	Synchrony Financial
Goldman Sachs Group			4.375%, 3/19/24	125	128
3.75%, 5/22/25	450	461			5,146
Goldman Sachs Group
3.85%, 1/26/27	800	818	Insurance 2.4%
Goldman Sachs Group, VR,			AIA Group
3.272%, 9/29/25 (1)	500	498	3.90%, 4/6/28 (2)	1,380	1,451
JPMorgan Chase, FRN,			Fidelity National Financial
3M USD LIBOR + 1.23%, 3.811%,			4.50%, 8/15/28 (2)	820	854
10/24/23	575	583
JPMorgan Chase, VR,					2,305
3.797%, 7/23/24 (1)	1,345	1,387	Real Estate Investment Trusts 7.4%
			Alexandria Real Estate Equities
			3.95%, 1/15/27	1,310	1,351

	T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

American Campus Communities			Comcast
Operating Partnership			3.375%, 8/15/25	600	614
3.625%, 11/15/27	465	464	Crown Castle Towers
Brixmor Operating Partnership			3.72%, 7/15/23 (2)	345	354
3.65%, 6/15/24	395	398	GTP Acquisition Partners I
Brixmor Operating Partnership			2.35%, 6/15/20 (2)	295	293
4.125%, 6/15/26	595	609	Rogers Communications
Brixmor Operating Partnership			4.35%, 5/1/49	500	519
4.125%, 5/15/29	145	148	SBA Tower Trust
Hudson Pacific Properties			3.168%, 4/11/22 (2)	975	982
4.65%, 4/1/29	700	738	SBA Tower Trust
Life Storage			3.448%, 3/15/23 (2)	475	483
4.00%, 6/15/29	415	417	SK Telecom
Link Finance Cayman 2009			3.75%, 4/16/23 (2)	1,460	1,510
3.60%, 9/3/24	600	617	Verizon Communications
MPT Operating Partnership			4.125%, 3/16/27	655	697
5.25%, 8/1/26	800	806	Verizon Communications
Ventas Realty			4.672%, 3/15/55	151	162
4.40%, 1/15/29	435	462	Verizon Communications
VEREIT Operating Partnership			5.012%, 4/15/49	405	457
3.95%, 8/15/27	544	546	Verizon Communications
VEREIT Operating Partnership			5.25%, 3/16/37	490	559
4.60%, 2/6/24	685	719	Vodafone Group
		7,275	5.25%, 5/30/48	680	707
			WPP Finance
Total Financial Institutions		32,865	3.75%, 9/19/24	790	804
Industrial 53.7%					8,918

Basic Industry 1.6%			Consumer Cyclical 6.0%
Anglo American Capital			Alibaba Group Holding
4.125%, 9/27/22 (2)	575	588	3.60%, 11/28/24	695	709
Anglo American Capital			Daimler Finance North America
4.875%, 5/14/25 (2)	600	631	3.65%, 2/22/24 (2)	635	652
ArcelorMittal			Ford Motor Credit
4.55%, 3/11/26	340	345	3.096%, 5/4/23	815	784
			Ford Motor Credit
		1,564	4.14%, 2/15/23	340	339
Capital Goods 1.8%			General Motors Financial
CSCEC Finance Cayman II			3.55%, 7/8/22	680	686
2.90%, 7/5/22	815	813	General Motors Financial
General Electric			4.20%, 11/6/21	285	291
3.375%, 3/11/24	190	193	General Motors Financial
Johnson Electric Holdings			4.35%, 4/9/25	590	595
4.125%, 7/30/24	750	772	GLP Capital
			5.25%, 6/1/25	480	506
		1,778	QVC
Communications 9.1%			5.125%, 7/2/22	900	927
CC Holdings
3.849%, 4/15/23	755	777

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Volkswagen Group of America
Finance			Energy 10.5%
4.75%, 11/13/28 (2)	415	433	Boardwalk Pipelines
			4.45%, 7/15/27	130	131
		5,922	Boardwalk Pipelines
Consumer Non-Cyclical 12.2%			4.95%, 12/15/24	480	508
Altria Group			Boardwalk Pipelines
4.40%, 2/14/26	280	291	5.95%, 6/1/26	190	209
Altria Group			Cenovus Energy
4.80%, 2/14/29	570	596	5.40%, 6/15/47	585	584
Altria Group			Diamondback Energy
6.20%, 2/14/59	500	554	4.75%, 11/1/24 (2)	415	420
Anheuser-Busch InBev Worldwide			Diamondback Energy
4.15%, 1/23/25	180	190	5.375%, 5/31/25	85	88
Anheuser-Busch InBev Worldwide			Energy Transfer Operating
5.55%, 1/23/49	675	761	6.25%, 4/15/49	425	474
BAT Capital			Eni
4.54%, 8/15/47	550	497	4.00%, 9/12/23 (2)	765	789
Becton Dickinson & Company			Eni
3.70%, 6/6/27	1,560	1,596	4.75%, 9/12/28 (2)	780	828
Becton Dickinson & Company			EQM Midstream Partners
4.669%, 6/6/47	520	556	4.75%, 7/15/23	810	826
Bristol-Myers Squibb			Gulf South Pipeline
3.40%, 7/26/29 (2)	105	107	4.00%, 6/15/22	550	561
Bunge Finance			Hess
3.75%, 9/25/27	680	646	5.80%, 4/1/47	530	557
Celgene			Sabine Pass Liquefaction
3.875%, 8/15/25	820	855	5.00%, 3/15/27	555	588
CVS Health			Sabine Pass Liquefaction
4.10%, 3/25/25	465	481	5.875%, 6/30/26	315	349
CVS Health			Transcanada Trust, VR,
5.05%, 3/25/48	550	560	5.30%, 3/15/77 (1)	500	468
Express Scripts Holding			Transcontinental Gas Pipe Line
4.50%, 2/25/26	605	644	4.60%, 3/15/48	270	275
Perrigo Finance			Western Midstream Operating
3.50%, 12/15/21	200	198	4.00%, 7/1/22	140	141
Perrigo Finance			Williams
4.375%, 3/15/26	760	747	4.00%, 9/15/25	595	622
Reynolds American			Woodside Finance
4.45%, 6/12/25	710	735	3.65%, 3/5/25 (2)	345	348
Shire Acquisitions Investments			Woodside Finance
Ireland			3.70%, 9/15/26 (2)	749	750
2.875%, 9/23/23	705	700	Woodside Finance
Shire Acquisitions Investments			3.70%, 3/15/28 (2)	784	775
Ireland					10,291
3.20%, 9/23/26	180	177
Want Want China Finance			Industrial Other 1.3%
2.875%, 4/27/22	1,010	1,008	Sun Hung Kai Properties Capital
			Market
		11,899	3.625%, 1/16/23	1,190	1,224

					1,224

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

			SF Holding Investment
Technology 6.9%			4.125%, 7/26/23	1,170	1,210
Baidu			Transurban Finance
2.875%, 7/6/22	810	807	3.375%, 3/22/27 (2)	620	610
Baidu			U.S. Airways PTT, Series 2013-1,
3.625%, 7/6/27	235	230	Class A
Baidu			3.95%, 11/15/25	172	177
4.375%, 5/14/24	370	386
Broadcom					4,237
3.125%, 1/15/25	310	294	Total Industrial		52,618
Broadcom
3.625%, 1/15/24	1,570	1,553	Utility 1.6%

Broadcom			Electric 1.6%
4.75%, 4/15/29 (2)	480	472
HP			Enel Finance International
6.00%, 9/15/41	210	227	2.75%, 4/6/23 (2)	300	293
			Enel Finance International
Microchip Technology			3.625%, 5/25/27 (2)	400	383
3.922%, 6/1/21 (2)	135	136
Micron Technology			NRG Energy
4.64%, 2/6/24	835	849	3.75%, 6/15/24 (2)	235	237
			Southern California Edison
Micron Technology			4.125%, 3/1/48	410	401
5.327%, 2/6/29	245	247
NXP			Southern California Edison
4.875%, 3/1/24 (2)	575	604	4.875%, 3/1/49	145	158
			Southern California Edison
NXP			5.95%, 2/1/38	80	94
5.55%, 12/1/28 (2)	205	224
Tencent Holdings			Total Utility		1,566
3.80%, 2/11/25	735	756	Total Corporate Bonds
		6,785	(Cost $84,854)		87,049

Transportation 4.3%
American Airlines PTT, Series 2014-			U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
1, Class B			MORTGAGE-BACKED) 0.9%
4.375%, 10/1/22	12	12
American Airlines PTT, Series 2015-			U.S. Treasury Obligations 0.9%
1, Class B			U.S. Treasury Bonds
3.70%, 5/1/23	26	26	3.00%, 2/15/49	320	348
American Airlines PTT, Series 2016-			U.S. Treasury Bonds
1, Class B			4.375%, 11/15/39	415	547

5.25%, 1/15/24	180	188	Total U.S. Government Agency Obligations
American Airlines PTT, Series 2016-			(Excluding Mortgage-Backed)
2, Class A			(Cost $861)		895
3.65%, 6/15/28	486	482
American Airlines PTT, Series 2017-
1, Class B			FOREIGN GOVERNMENT OBLIGATIONS &
4.95%, 2/15/25	757	786	MUNICIPALITIES 7.1%
Delta Air Lines PTT, Series 2009-1,
Class A			Owned No Guarantee 7.1%
7.75%, 12/17/19	3	3	CRCC Yuxiang
Heathrow Funding			3.50%, 5/16/23	1,245	1,264
4.875%, 7/15/21 (2)	718	743

	T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Eastern Creation II Investment

Holdings			SHORT-TERM INVESTMENTS 2.2%
2.75%, 9/26/20	1,445	1,443
Saudi Arabian Oil			Money Market Funds 2.2%
4.375%, 4/16/49 (2)	685	681	T. Rowe Price Government Reserve
State Grid Overseas Investment			Fund,
2.75%, 5/4/22	500	500	2.46% (3)(4)	2,166	2,166
State Grid Overseas Investment			Total Short-Term Investments
2.75%, 5/4/22 (2)	1,200	1,201	(Cost $2,166)		2,166
Syngenta Finance
4.441%, 4/24/23 (2)	1,350	1,388
Syngenta Finance			Total Investments in Securities 99.1%
5.676%, 4/24/48 (2)	480	465
			(Cost $94,731)		$97,052
Total Foreign Government Obligations &			Other Assets Less Liabilities 0.9%		844
Municipalities			Net Assets 100%		$97,896
(Cost $6,850)		6,942

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $26,715 and represents 27.3% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 66 U.S. Treasury Long Bonds contracts	9/19	10,145$	340
Short, 137 U.S. Treasury Notes five year contracts	9/19	(16,079)	(91)
Short, 14 U.S. Treasury Notes ten year contracts	9/19	(1,775)	(22)
Long, 50 U.S. Treasury Notes two year contracts	9/19	10,734	34
Long, 28 Ultra U.S. Treasury Bonds contracts	9/19	4,922	173
Short, 8 Ultra U.S. Treasury Notes ten year contracts	9/19	(1,092)	(17)

Net payments (receipts) of variation margin to date			(338)
Variation margin receivable (payable) on open futures contracts			$79

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$12+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	5/31/19
T. Rowe Price Government Reserve Fund	$1,594	¤	¤ $	2,166^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,166.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds

T. ROWE PRICE INVESTMENT-GRADE CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 94,886$	$ —	$ 94,886
Short-Term Investments	2,166	—	—	2,166
Total Securities	2,166	94,886	—	97,052
Futures Contracts	79	—	—	79
Total	$2,245	$ 94,886	$—	$ 97,131

1 Includes Corporate Bonds, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign Government
Obligations & Municipalities.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED			5.00%, 1/1/20 - 5/1/48	1,074	1,149
SECURITIES 106.5%			5.50%, 11/1/23 - 5/1/44	845	924
U.S. Government Agency Obligations 77.1% (1)			6.00%, 12/1/20 - 10/1/40	686	768
			6.50%, 2/1/32 - 10/1/39	135	152
Federal Home Loan Mortgage			Federal National Mortgage Assn., ARM
2.50%, 4/1/30 - 7/1/43	226	225	12M USD LIBOR + 1.34%, 4.34%,
3.00%, 4/1/22 - 7/1/43	1,447	1,463	12/1/35	1	1
3.50%, 12/1/41 - 5/1/43	1,058	1,087	12M USD LIBOR + 1.70%, 4.575%,
4.00%, 8/1/40 - 12/1/41	1,008	1,049	11/1/37	6	6
4.50%, 9/1/23 - 5/1/42	669	716	12M USD LIBOR + 1.884%,
5.00%, 8/1/19 - 12/1/40	301	324	4.634%, 8/1/36	4	4
5.50%, 4/1/20 - 10/1/38	176	190	Federal National Mortgage Assn., CMO
6.00%, 8/1/21 - 10/1/39	76	85	4.00%, 6/25/44	436	450
6.50%, 9/1/34 - 9/1/39	84	96	5.50%, 10/25/34	3	3
			Federal National Mortgage Assn., CMO, ARM
Federal Home Loan Mortgage, ARM			1M USD LIBOR + 0.25%, 2.68%,
12M USD LIBOR + 1.703%,			7/25/35 - 8/27/36	68	68
4.488%, 6/1/37	5	5
1Y CMT + 2.25%, 4.525%, 10/1/36	1	1	1M USD LIBOR + 0.30%, 2.73%,
			7/25/36 - 11/25/47	999	995
12M USD LIBOR + 1.625%,			1M USD LIBOR + 0.40%, 2.83%,
4.576%, 4/1/37	3	3	1/25/49	74	74
12M USD LIBOR + 1.815%,			1M USD LIBOR + 0.45%, 2.88%,
4.774%, 1/1/37	1	1	3/25/47	122	121
1Y CMT + 2.245%, 4.834%, 1/1/36	2	2	1M USD LIBOR + 0.50%, 2.93%,
1Y CMT + 2.347%, 4.847%,			5/25/46 - 9/25/46	685	685
11/1/34	14	15	1M USD LIBOR + 1.00%, 3.43%,
12M USD LIBOR + 1.979%,			9/25/32	22	22
4.847%, 11/1/36	1	1	Federal National Mortgage Assn., TBA
12M USD LIBOR + 1.744%,			2.50%, 6/1/34(2)	520	520
4.869%, 2/1/37	2	2	3.00%, 6/1/49 - 7/1/49(2)	485	487
12M USD LIBOR + 2.01%, 4.884%,			3.50%, 6/1/34 - 7/1/49(2)	4,360	4,454
12/1/36	1	1
12M USD LIBOR + 2.163%,			4.00%, 7/1/49(2)	1,365	1,408
5.203%, 2/1/37	4	4	5.00%, 7/1/49(2)	1,640	1,730
Federal Home Loan Mortgage, CMO					84,452
4.00%, 11/15/36	3	4
6.00%, 3/15/32	40	45	U.S. Government Obligations 29.4%
Federal Home Loan Mortgage, CMO, ARM
1M USD LIBOR + 0.30%, 2.74%,			Government National Mortgage Assn.
10/15/48	79	79	3.00%, 9/15/42 - 7/20/47	6,450	6,558
1M USD LIBOR + 0.35%, 2.79%,			3.50%, 9/15/41 - 3/20/49	6,529	6,716
12/15/48	1,584	1,575	4.00%, 2/20/40 - 3/20/49	4,418	4,583
1M USD LIBOR + 0.45%, 2.89%,			4.50%, 6/15/39 - 1/20/49	4,414	4,641
10/15/46 - 4/15/49	218	218	5.00%, 1/20/33 - 12/20/48	5,628	5,947
1M USD LIBOR + 0.50%, 2.94%,			5.50%, 2/20/33 - 3/20/49	1,078	1,160
8/15/46 - 2/15/47	3,168	3,180	6.00%, 9/20/34 - 9/20/38	220	248
Federal Home Loan Mortgage, CMO,			Government National Mortgage
IO, 3.00%, 12/15/32	709	47	Assn., ARM, 1Y CMT + 1.50%,
Federal National Mortgage Assn.			3.625%, 5/20/34	24	25
2.50%, 11/1/31 - 2/1/47	2,213	2,208	Government National Mortgage Assn., CMO
3.00%, 2/1/30 - 2/1/47	21,569	21,814	3.00%, 11/20/47 - 12/20/47	185	188
3.50%, 11/1/25 - 6/1/49	17,641	18,147	3.50%, 5/20/49	970	979
4.00%, 12/1/30 - 4/1/49	12,395	12,873	4.00%, 7/20/40	37	40
4.50%, 11/1/19 - 3/1/49	4,696	4,971

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Government National Mortgage Assn., CMO, ARM			SHORT-TERM INVESTMENTS 1.2%
1M USD LIBOR + 0.30%, 2.741%,
9/20/48	180	178	Money Market Funds 1.2%
1M USD LIBOR + 0.45%, 2.891%,			T. Rowe Price Government Reserve
2/20/49	375	377	Fund, 2.46% (3)(4)	1,277	1,277
1M USD LIBOR + 0.50%, 2.941%,
4/20/49	253	253
Government National Mortgage Assn., CMO, IO			Total Short-Term Investments
3.50%, 4/20/39 - 5/20/43	690	63	(Cost $1,277)		1,277
4.00%, 5/20/37 - 2/20/43	210	20
4.50%, 2/20/39 - 12/20/39	24	1
Government National Mortgage Assn., TBA			Total Investments in Securities 107.7%
4.50%, 6/20/49(2)	60	62	(Cost $117,025)		$117,914
5.00%, 6/20/49(2)	140	146
			Other Assets Less Liabilities (7.7)%		(8,429)
		32,185
Total U.S. Government & Agency Mortgage-			Net Assets 100%		$109,485
Backed Securities
(Cost $115,748)		116,637

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(2) To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $8,807 and represents
8.0% of net assets.
(3) Affiliated Companies
(4) Seven-day yield
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity rate
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced

.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$18+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	5/31/19
T. Rowe Price Government Reserve Fund	$1,437	¤	¤ $	1,277^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,277.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE MORTGAGE-BACKED SECURITIES MULTI-SECTOR ACCOUNT PORTFOLIO

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000	s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]		$—	$ 116,637	$—	$ 116,637
Short-Term Investments		1,277	—	—	1,277
Total		$1,277	$ 116,637	$—	$ 117,914

1 Includes U.S. Government & Agency Mortgage-Backed Securities.